Deposits by Banks (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Deposits From Banks [Abstract]
Schedule of Deposits by Banks

		Group
	2022	2021
	£m	£m
Items in the course of transmission	701	414
Deposits held as collateral	1,741	931
Other deposits(1)	26,082	32,507
Amounts due to Santander UK subsidiaries	1	3
	28,525	33,855
(1)Includes drawdown from the TFSME of £25.0bn (2021: £31.9bn